FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     //   (a)

          or fiscal year ending: 12/31/97(b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:    Investors Life Insurance Company of North
                              America Separate Account 1

     B.   File Number:        811-3470

     C.   Telephone Number:   512/404-5000

2.   A.   Street:             701 Brazos Street, 14th Floor

     B:   City:  Austin       C. State:TX    D: Zip Code:78701

     E.   Foreign Country:                   Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N) N


4.   Is this the last filing on this form by Registrant? (Y/N)  N

5.   Is Registrant a small business investment company (SBIC)? (Y/N) N

     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) Y

     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)

          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?


For period ending 12/31/97

File number 811-3470



123. /  State the total value of the additional units considered in answering item 122 ($000's omitted  $

124. / State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. / State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant($000 omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)$

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                    Number of      Total Assets           Total Income
                    Series            ($000's             Distributions
                    Investing         omitted)           ($000's omitted)


A.   U.S. Treasury
     direct issue                  $                        $

B.   U.S.
     Government
     agency                        $                        $

C.   State and
     municipal
     tax-free                      $                        $

D.   Public utility
     debt                          $                        $



E.   Brokers or
     dealers debt
     or debt of
     brokers' or
     dealers' parent               $                        $

F.   All other
     corporate
     intermed
     & long-term
     debt                          $                        $

G.   All other
     corporate
     short-term
     debt                          $                        $

H.   Equity
     securities
     of brokers
     or dealers
     or parents
     of brokers
     or dealers                    $                        $

I.   Investment
     company
     equity
     securities          4         $50,806                  $ 3,306


J.   All other
     equity
     securities                    $                        $

K.   Other
     securities                    $                        $

L.   Total
     assets of
     all series
     of registrant        4        $50,806                  $ 3,306


For period ending 12/31/97

File number 811-3470

128. / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? Y/N)

       [If answer is "N" (No), go to item 131].                       Y/N

129. / Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

       [If answer is "N" (No), go to item 131].                       Y/N

130. / In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

       [If answer is "N" (No), go to item 131].                       Y/N

131.   Total expense incurred by all series of Registrant during the current
       reporting period ($000's omitted)                              $617

132. / List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-

       811-         811-           811-           811-           811-











Signature Page




     This report is signed on behalf of the registrant in the city of Austin and State of Texas of on 11th day of February, 1998.



                                             Investors Life Insurance
                                             Company of North America
                                             INA/Putnam Separate Account

                                        By: Investors Life Insurance
                                                Company of North America


                                             /S/Roberta A. Mitchell
                                             Roberta A. Mitchell
                                             Senior Vice President


(Seal)

Witness

/s/Theodore A.Fleron
Theodore A. Fleron
Senior Vice President and General Counsel